Stock options	12 Months Ended
Oct. 31, 2021
Stock Options [Abstract]
Stock options [Text Block]

13. Stock options

(a) Stock option plan

Until September 8, 2020, under the Company’s fixed stock option plan (the “Plan”), the Company could grant up to 18,840,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

The Company held its Annual General Meeting of Shareholders on September 8, 2020. The authorized limit for stock options in the Company's plan was increased from 18.84 million options to 27.5 million options at the meeting.

(b) Summary of changes

	Number of options	Weighted average exercise price
Outstanding at November 1, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06

There were 5,000,000 options issued to directors and officers during the year ended October 31, 2021 (2020 - nil; 2019 - nil) and 4,500,000 options issued to employees (2020 - nil; 2019 - nil). These options vested upon issuance.

(c) Stock options outstanding at October 31, 2021

Date of issue	Expiry date	Number of options	Exercise price	Remaining contractual life (years)
June 29, 2018	June 29, 2023	2,200,000	$0.10	1.7
November 13, 2020	November 13, 2025	6,500,000	0.05	4.0
October 8, 2021	October 8, 2026	1,000,000	0.07	4.9
October 8, 2021	October 8, 2022	1,000,000	0.07	0.9
October 8, 2021	April 8, 2022	1,000,000	0.07	0.4
Outstanding and exercisable at October 31, 2021		11,700,000	$0.06	3.1

(d) Fair value of options issued during the period

The fair value of the stock options is determined in accordance with the Black-Scholes option-pricing model. The underlying assumptions are as follows:

2021
Share price at grant date (per share)	$0.05
Exercise price	$0.05 - $0.07
Volatility factor (based on historical volatility)	148% - 180%
Risk free interest rate	0.75%
Expected life of options (in years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Weighted average Black-Scholes value at grant date	$0.05 - $0.06

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.

The weighted average exercise price on the dates of issuance was $0.05 (2020 - $nil; 2019 - $nil).